Summary of Significant Accounting Policies and Basis of Presentation, Accounts Receivable (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2020
Accounts Receivable [Abstract]
Accounts receivable, net	$ 136,098	$ 111,226	$ 141,039	$ 80,400
Accounts Receivable [Member] | Credit Concentration Risk [Member]
Accounts Receivable [Abstract]
Percentage of account receivables	100.00%	100.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Medicare [Member]
Accounts Receivable [Abstract]
Percentage of account receivables	25.00%	27.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Managed Medicare [Member]
Accounts Receivable [Abstract]
Percentage of account receivables	25.00%	21.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Other Commercial [Member]
Accounts Receivable [Abstract]
Percentage of account receivables	17.00%	17.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | BCBS [Member]
Accounts Receivable [Abstract]
Percentage of account receivables	17.00%	16.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Managed Medicaid [Member]
Accounts Receivable [Abstract]
Percentage of account receivables	8.00%	12.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Other [Member]
Accounts Receivable [Abstract]
Percentage of account receivables	8.00%	7.00%